FAIR VALUE MEASUREMENT - Fair Value Hierarchy for Financial Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 9,497,146	€ 8,051,312
Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	36,247	67,544
Liabilities	61,894	13,539
Recurring fair value measurement | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	61,894	13,539
Recurring fair value measurement | Investments and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	16,897	11,982
Recurring fair value measurement | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19,350	55,562
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	16,897	11,982
Liabilities	0	0
Recurring fair value measurement | Level 1 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 1 | Investments and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	16,897	11,982
Recurring fair value measurement | Level 1 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19,350	55,562
Liabilities	61,894	13,539
Recurring fair value measurement | Level 2 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	61,894	13,539
Recurring fair value measurement | Level 2 | Investments and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 2 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	19,350	55,562
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Liabilities	0	0
Recurring fair value measurement | Level 3 | Other financial liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Recurring fair value measurement | Level 3 | Investments and other financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Recurring fair value measurement | Level 3 | Current financial assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	€ 0	€ 0